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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                            Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                   Pioneer International Value Fund
             SCHEDULE OF INVESTMENTS  2/28/07 (unaudited)


Shares                                                          Value

         PREFERRED STOCKS - 1.4 %
         Automobiles & Components - 0.6 %
         Automobile Manufacturers - 0.6 %
    700  Porsche AG                                          $  921,204
         Total Automobiles & Components                      $  921,204
         Utilities - 0.8 %
         Multi-Utilities - 0.8 %
 13,300  RWE AG                                              $ 1,214,507
         Total Utilities                                     $ 1,214,507
         TOTAL PREFERRED STOCKS
         (Cost  $2,398,549)                                  $ 2,135,711

         COMMON STOCKS - 96.8 %
         Energy - 8.1 %
         Integrated Oil & Gas - 6.3 %
 35,100  Gazprom  (A.D.R.)                                   $ 1,425,344
 16,800  Lukoil Holding (A.D.R.) *                             1,332,240
 17,483  Petrobras Brasileiro (A.D.R.)                         1,426,263
 42,756  Repsol SA                                             1,354,062
 76,800  Royal Dutch Shell Plc                                 2,500,818
 28,028  Total SA                                              1,887,873
                                                             $ 9,926,600
         Oil & Gas Equipment & Services - 0.5 %
 10,400  Technip                                             $  695,073
         Oil & Gas Exploration & Production - 1.3 %
1,518,300CNOOC, Ltd.                                         $ 1,223,566
 26,700  Norsk Hydro AS *                                       826,609
                                                             $ 2,050,175
         Total Energy                                        $ 12,671,848
         Materials - 6.8 %
         Commodity Chemicals - 1.0 %
212,100  Asahi Kasei Corp. *                                 $ 1,551,290
         Construction Materials - 2.2 %
 19,195  CRH Plc                                             $  799,049
 20,400  Holcim, Ltd.                                          2,020,897
  3,700  Lafarge Br                                             551,206
                                                             $ 3,371,152
         Diversified Metals & Mining - 2.6 %
 84,685  Broken Hill Proprietary Co., Ltd.                   $ 1,817,148
 24,121  Freeport-McMoRan Copper & Gold, Inc. (Class B)        1,384,787
 17,461  Rio Tinto Plc                                          943,307
                                                             $ 4,145,242
         Steel - 1.0 %
 53,600  Companhia Vale do Rio Doce (A.D.R.)                 $ 1,583,880
         Total Materials                                     $ 10,651,564
         Capital Goods - 12.8 %
         Building Products - 0.5 %
  8,570  Compagnie de Saint Gobain                           $  794,962
         Construction & Engineering - 0.8 %
 57,800  Chiyoda Corp. *                                     $ 1,280,290
         Construction, Farm Machinery & Heavy Trucks - 3.0 %
 43,385  Daewoo Heavy Industries & Machinery, Ltd.           $ 1,540,293
 10,277  Hyundai Heavy Industries *                            1,767,505
 66,200  Komatsu, Ltd.                                         1,465,955
                                                             $ 4,773,753
         Electrical Component & Equipment - 0.7 %
  9,400  Schneider Electric SA                               $ 1,141,925
         Heavy Electrical Equipment - 1.2 %
192,300  Mitsubishi Electric Corp.                           $ 1,918,703
         Industrial Conglomerates - 2.9 %
116,400  Hutchinson Whampoa, Ltd.                            $ 1,107,490
134,500  Keppel Corp.                                          1,568,597
 17,889  Siemens                                               1,877,141
                                                             $ 4,553,228
         Industrial Machinery - 1.5 %
 47,800  AB SKF                                              $  885,455
 26,000  Kurita Water Industries, Ltd. *                        596,492
 64,200  Nabtesco Corp.                                         788,165
                                                             $ 2,270,112
         Trading Companies & Distributors - 2.1 %
102,900  Mitsubishi Corp. *                                  $ 2,412,127
 38,000  WOLSELEY ORD 25P                                       949,525
                                                             $ 3,361,652
         Total Capital Goods                                 $ 20,094,625
         Commercial Services & Supplies - 0.3 %
         Office Services & Supplies - 0.3 %
 32,800  Buhrmann NV                                         $  445,944
         Total Commercial Services & Supplies                $  445,944
         Transportation - 1.3 %
         Air Freight & Couriers - 0.6 %
  3,700  Panalpina Welttransport Holding AG                  $  576,053
  8,526  TNT NV                                                 367,225
                                                             $  943,278
         Railroads - 0.7 %
    140  East Japan Railway Co.                              $ 1,071,895
         Total Transportation                                $ 2,015,173
         Automobiles & Components - 5.0 %
         Auto Parts & Equipment - 1.3 %
 53,900  Denso Corp.                                         $ 2,092,453
         Automobile Manufacturers - 3.3 %
 16,600  Hyundai Motor Co., Ltd. *                           $ 1,221,842
 59,800  Toyota Motor Co.                                      3,914,103
                                                             $ 5,135,945
         Tires & Rubber - 0.4 %
  5,500  Continental AG                                      $  686,006
         Total Automobiles & Components                      $ 7,914,404
         Consumer Durables & Apparel - 3.1 %
         Apparel, Accessories & Luxury Goods - 0.4 %
 12,120  Adidas-Salomon AG                                   $  595,141
         Consumer Electronics - 1.3 %
 79,900  Matsushita Electric Industrial Co., Ltd.            $ 1,604,121
 10,500  TomTom NV *  (b)                                       448,781
                                                             $ 2,052,902
         Homebuilding - 0.9 %
 49,500  Persimmon Plc.                                      $ 1,351,662
         Photographic Products - 0.5 %
 36,400  Agfa Gevaert NV *                                   $  810,118
         Total Consumer Durables & Apparel                   $ 4,809,823
         Consumer Services - 0.4 %
         Hotels, Resorts & Cruise Lines - 0.4 %
 12,400  Carnival Corp.                                      $  575,608
         Total Consumer Services                             $  575,608
         Media - 2.1 %
         Broadcasting & Cable TV - 1.5 %
 78,300  Eutelsat Communications *                           $ 1,668,352
 57,100  Mediaset S.p.A                                         662,403
                                                             $ 2,330,755
         Movies & Entertainment - 0.6 %
 22,900  Vivendi SA                                          $  902,571
         Total Media                                         $ 3,233,326
         Retailing - 2.0 %
         Apparel Retail - 0.9 %
317,000  Truworths International, Ltd.                       $ 1,487,426
         Department Stores - 1.1 %
  3,000  Pinault-Printemps Redoute *                         $  449,810
 89,500  The Daimaru                                           1,257,706
                                                             $ 1,707,516
         Total Retailing                                     $ 3,194,942
         Food & Drug Retailing - 0.8 %
         Drug Retail - 0.5 %
 44,900  Alliance Boots Plc                                  $  695,090
         Food Retail - 0.3 %
 58,100  Tesco Plc                                           $  491,869
         Total Food & Drug Retailing                         $ 1,186,959
         Food, Beverage & Tobacco - 4.8 %
         Brewers - 1.6 %
 93,000  KIRIN Brewery Co. Ltd. *                            $ 1,436,883
 50,400  South African Breweries Plc                           1,113,419
                                                             $ 2,550,302
         Distillers & Vintners - 0.5 %
 57,900  C&C Group Plc                                       $  788,929
         Packaged Foods & Meats - 1.0 %
  4,054  Nestle SA                                           $ 1,510,167
         Soft Drinks - 0.9 %
 12,300  Fomento Economico Mexicano SA de C.V.               $ 1,356,690
         Tobacco - 0.8 %
 42,700  British American Tobacco Plc                        $ 1,296,830
         Total Food, Beverage & Tobacco                      $ 7,502,918
         Household & Personal Products - 1.2 %
         Household Products - 0.4 %
 10,400  Reckitt Benckiser Plc                               $  534,085
         Personal Products - 0.8 %
 49,000  Kose Corp. (b)                                      $ 1,281,234
         Total Household & Personal Products                 $ 1,815,319
         Health Care Equipment & Services - 0.7 %
         Health Care Equipment - 0.5 %
  5,800  Synthes, Inc.                                       $  725,520
         Health Care Services - 0.2 %
  2,600  Fresenius Medical Care AG                           $  368,580
         Total Health Care Equipment & Services              $ 1,094,100
         Pharmaceuticals & Biotechnology - 5.3 %
         Pharmaceuticals - 5.3 %
 24,288  Astrazeneca Plc                                     $ 1,362,946
 26,500  Bristol-Myers Squibb Co.                               699,335
 76,000  Daiichi Sankyo Co., Ltd.                              2,448,326
 12,334  Roche Holdings AG *                                   2,197,340
 13,582  Shire Pharmaceuticals Group Plc (A.D.R.)               875,632
 12,000  UCB S.A.                                               774,496
                                                             $ 8,358,075
         Total Pharmaceuticals & Biotechnology               $ 8,358,075
         Banks - 16.8 %
         Diversified Banks - 16.8 %
 36,900  ABN AMRO Holding NV *                               $ 1,295,041
108,049  Barclays Plc                                          1,564,979
 24,145  BNP Paribas SA                                        2,512,231
 45,600  Commonwealth Bank of Australia                        1,801,865
 29,400  Depfa Bank Plc                                         495,368
112,492  Development Bank of Singapore, Ltd.                   1,570,963
 19,500  Dexia * (b)                                            574,979
158,700  Intesa Sanpaolo *                                     1,154,165
 14,173  Kookmin Bank (A.D.R.) *  (b)                          1,266,216
      0  Mitsubishi UFJ Financial Group, Inc.                     4,659
    399  Mizuho Financial Group, Inc. *                        2,790,328
 38,000  National Australia Bank, Ltd. *                       1,213,009
 86,547  Royal Bank of Scotland Group Plc                      3,405,769
  8,948  Societe Generale                                      1,503,802
    135  Sumitomo Mitsui Financial Group, Inc.                 1,313,122
269,461  Turkiye Is Bankasi (Isbank)                           1,282,307
 16,700  Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.)  1,427,516
 63,100  Westpac Banking Corp.                                 1,270,344
                                                             $ 26,446,663
         Total Banks                                         $ 26,446,663
         Diversified Financials - 4.1 %
         Asset Management & Custody Banks - 0.4 %
 53,400  Man Group Plc                                       $  576,487
         Diversified Capital Markets - 2.6 %
 43,521  CS Group                                            $ 3,016,189
  8,000  Deutsche Bank AG                                      1,049,059
                                                             $ 4,065,248
         Investment Banking & Brokerage - 1.1 %
 80,900  Nomura Securites Co., Ltd.                          $ 1,749,522
         Total Diversified Financials                        $ 6,391,257
         Insurance - 4.0 %
         Life & Health Insurance - 0.4 %
 33,100  AEGON NV *                                          $  654,260
         Multi-Line Insurance - 2.7 %
  5,900  Allianz AG *                                        $ 1,270,056
 72,900  Aviva Plc                                             1,173,210
 43,165  AXA                                                   1,827,735
                                                             $ 4,271,001
         Property & Casualty Insurance - 0.9 %
114,305  Mitsui Sumitomo Insurance Co.                       $ 1,435,119
         Total Insurance                                     $ 6,360,380
         Real Estate - 2.6 %
         Real Estate Management & Development - 2.6 %
    317  Kenedix, Inc. *  (b)                                $ 1,664,215
 86,101  Mitsui Fudosan Co *                                   2,369,241
                                                             $ 4,033,456
         Total Real Estate                                   $ 4,033,456
         Software & Services - 0.7 %
         Application Software - 0.5 %
146,000  Sage Group                                          $  739,708
         IT Consulting & Other Services - 0.2 %
  7,100  Atos Origin *                                       $  382,822
         Total Software & Services                           $ 1,122,530
         Technology Hardware & Equipment - 3.8 %
         Communications Equipment - 0.7 %
320,700  Ericsson LM Tel Sur B                               $ 1,146,075
         Computer Hardware - 1.2 %
200,100  Fujitsu, Ltd. *                                     $ 1,385,632
 71,100  Toshiba Corp. *                                        447,993
                                                             $ 1,833,625
         Electronic Equipment & Instruments - 1.0 %
 17,500  Nidec Corp.                                         $ 1,133,907
 18,700  Nippon Electric Glass Co., Ltd *                       455,776
                                                             $ 1,589,683
         Office Electronics - 0.9 %
 25,500  Canon, Inc.                                         $ 1,380,011
         Total Technology Hardware & Equipment               $ 5,949,394
         Semiconductors - 1.9 %
         Semiconductor Equipment - 0.8 %
 16,800  Tokyo Electron, Ltd.                                $ 1,229,073
         Semiconductors - 1.1 %
124,960  Hon Hai Precision Industry (G.D.R.) *               $ 1,704,869
         Total Semiconductors                                $ 2,933,942
         Telecommunication Services - 5.6 %
         Alternative Carriers - 1.9 %
  8,400  Fastweb                                             $  437,382
335,100  Inmarsat Plc                                          2,514,286
                                                             $ 2,951,668
         Integrated Telecommunication Services - 1.0 %
    228  Nippon Telegraph & Telephone Corp.                  $ 1,205,557
 54,700  Telekomunikacja Polska SA                              416,336
                                                             $ 1,621,893
         Wireless Telecommunication Services - 2.7 %
 25,300  American Movil (A.D.R.) (b)                         $ 1,108,140
 31,306  Mobile Telesystems (A.D.R.)                           1,605,998
561,900  Vodafone Group Plc                                    1,565,623
                                                             $ 4,279,761
         Total Telecommunication Services                    $ 8,853,322
         Utilities - 3.0 %
         Electric Utilities - 2.0 %
 37,200  Chubu Electric Power Co., Inc. *                    $ 1,251,807
 10,249  E.On AG                                               1,343,097
 66,200  Enel S.p.A. *                                          691,224
                                                             $ 3,286,128
         Multi-Utilities - 0.9 %
 57,500  National Grid Plc *                                 $  862,193
 12,300  Suez Lyonnaise des Eaux *                              593,417
                                                             $ 1,455,610
         Total Utilities                                     $ 4,741,738
         TOTAL COMMON STOCKS
         (Cost  $126,181,985)                                $ 152,397,310

         TEMPORARY CASH INVESTMENT - 2.8 %
4,399,926Securities Lending Investment Fund, 5.24%           $ 4,399,926
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $4,399,926)                                  $ 4,399,926
         TOTAL INVESTMENT IN SECURITIES - 101.0%
         (Cost  $130,581,911)(a)                             $ 158,932,947
         OTHER ASSETS AND LIABILITIES - (1.0)%               $ (1,564,369)
         TOTAL NET ASSETS - 100.0%                           $ 157,368,578


   *     Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

   (a) At February 28, 2007, the net unrealized gain on investments based on cost

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost     $ 30,025,770

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value       (2,195,669)

         Net unrealized gain                                 $ 27,830,101

   (b)   At February 28, 2007, the following securities were out on loan:

Shares                         Security                         Value
25,047   Alumax, Inc. *                                      $ 1,096,307
 7,200   Dexia *                                               212,187
   200   Kenedix, Inc. *                                       1,034,730
 1,000   Kookmin Bank (A.D.R.) *                                89,360
46,500   Kose Corp.                                            1,236,232
 9,500   TomTom NV *                                           406,965
         Total                                               $ 4,075,781


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.